Property, equipment and software	12 Months Ended
Dec. 31, 2025
Property Equipment And Software [Line Items]
Property, equipment and software
Note 11
Property, equipment and software
At historical cost less accumulated depreciation
USD m
Owned
properties and
equipment

Leased
properties and
equipment

Software
Projects in
progress 2025 2024
Historical cost
Balance at the beginning of the year 15,721 6,467 12,421 776 35,385 35,913
Additions 303 366 48 2,028 2,744 2,199
Disposals / write-offs

(1,411) (441) (470) (1) (2,323) (1,108)
Reclassifications

300 0 1,487 (1,895) (107) (94)
Foreign currency translation 1,660 375 622 113 2,769 (1,525)
Balance at the end of the year 16,573 6,767 14,107 1,020 38,468 35,385
Accumulated depreciation
Balance at the beginning of the year 9,139 3,212 7,536 19,887 18,064
Depreciation 872 733 1,734 3,339 3,605
Impairment

6 1 63 69 52
Disposals / write-offs
3
(1,408) (441) (470) (2,318) (1,105)
Reclassifications
4
(45) 0 0 (45) 20
Foreign currency translation 913 179 386 1,479 (749)
Balance at the end of the year 9,477 3,684 9,249 22,411 19,887
Net book value
Net book value at the beginning of the year 6,582 3,255 4,884 776 15,498 17,849
Net book value at the end of the year 7,096 3,083 4,858 1,020

16,057 15,498
1 Includes leasehold improvements
and IT hardware.
2 Represents right-of-use
assets recognized by
UBS as lessee.
UBS predominantly enters
into lease contracts,
or contracts that
include lease components,
in
relation to real
estate, including
offices, retail
branches and sales
offices. The
total cash outflow
for leases during
2025 was USD
947 m (2024: USD 1,138
m). Interest expense
on lease liabilities
is included within
Interest expense from financial instruments measured at amortized cost, and lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to
Notes 3 and 18a, respectively. There were
no material gains or losses arising
from sale-and-leaseback transactions in 2025 and in 2024.
3 Includes write-offs of fully depreciated assets.
4 The total reclassification amount for the respective periods represents
net reclassifications from / to
Other non-financial assets.
5 Impairment charges recorded in 2025
generally relate to assets that
are no longer used, of
which USD

m for Group Items,
USD
6 m for Global Wealth
Management and USD 1
m for Non-core and Legacy. The recoverable amount based on a value-in-use approach was determined to be zero.
6 Consists of USD
535 m related to Owned properties and equipment and
USD 485 m related to Software.